Reconciliation of Redeemable Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest [Line Items]
Balance, beginning of the period	$ 364,871	$ 13,473	$ 13,952
Acquisition of redeemable noncontrolling interest		343,984
Purchase of subsidiary shares at fair value		(14,923)
Net income (loss) attributable to noncontrolling interests	(9,690)	(7,130)	485
Fair value adjustments	259,984	26,614	772
Currency translation adjustments and other	(55,092)	2,853	(1,736)
Balance, end of period	$ 560,073	$ 364,871	$ 13,473